Distribution Date:	10/13/21	COMM 2014-LC15 Mortgage Trust
Determination Date:	10/06/21
Next Distribution Date:	11/15/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2014-LC15

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street, | New York, NY 10005
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	8		General	(305) 229-6465
Current Mortgage Loan and Property Stratification	9-13		200 S. Biscayne Blvd.,Suite 3550 | Miami, FL 33131
Mortgage Loan Detail (Part 1)	14-15	Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	16-17		David Rodgers	(212) 230-9025
Principal Prepayment Detail	18		600 Third Avenue,40th Floor | New York, NY 10016
Historical Detail	19	Certificate Administrator	Wells Fargo Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Delinquency Loan Detail	20				trustadministrationgroup@wellsfargo.com
Collateral Stratification and Historical Detail	21		9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	22	Controlling Class	RREF II CMBS AIV, L.P.
		Representative
Specially Serviced Loan Detail - Part 2	23
Modified Loan Detail	24
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class (3)	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	12591TAA4	1.259000%	50,244,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12591TAB2	2.840000%	126,105,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12591TAC0	3.528000%	69,565,000.00	31,634,045.29	1,247,257.68	93,004.09	0.00	0.00	1,340,261.77	30,386,787.61	42.02%	30.00%
A-3	12591TAD8	3.727000%	160,000,000.00	89,684,648.57	0.00	278,545.57	0.00	0.00	278,545.57	89,684,648.57	42.02%	30.00%
A-4	12591TAE6	4.006000%	243,311,000.00	243,311,000.00	0.00	812,253.22	0.00	0.00	812,253.22	243,311,000.00	42.02%	30.00%
A-M	12591TAG1	4.198000%	56,806,000.00	56,806,000.00	0.00	198,726.32	0.00	0.00	198,726.32	56,806,000.00	32.95%	23.88%
B	12591TAH9	4.599000%	66,084,000.00	66,084,000.00	0.00	253,266.93	0.00	0.00	253,266.93	66,084,000.00	22.41%	16.75%
C	12591TAK2	5.001475%	33,620,000.00	33,620,000.00	0.00	140,124.66	0.00	0.00	140,124.66	33,620,000.00	17.04%	13.13%
D	12591TAQ9	5.001475%	51,010,000.00	51,010,000.00	0.00	212,604.36	0.00	0.00	212,604.36	51,010,000.00	8.91%	7.63%
E	12591TAS5	3.500000%	25,505,000.00	25,505,000.00	0.00	74,389.58	0.00	0.00	74,389.58	25,505,000.00	4.84%	4.88%
F*	12591TAU0	3.500000%	11,594,000.00	11,594,000.00	0.00	22,093.05	0.00	0.00	22,093.05	11,594,000.00	2.99%	3.63%
G	12591TAW6	3.500000%	33,620,814.00	18,708,481.89	0.00	0.00	0.00	(4,063.82)	0.00	18,712,545.71	0.00%	0.00%
V	12591TAY2	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12591TBA3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12591TBC9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			927,464,817.00	627,957,175.75	1,247,257.68	2,085,007.78	0.00	(4,063.82)	3,332,265.46	626,713,981.89

Notional Certificates
X-A	12591TAF3	1.064848%	706,031,000.00	421,435,693.86	0.00	373,970.85	0.00	0.00	373,970.85	420,188,436.18
X-B	12591TAL0	0.176474%	150,714,000.00	150,714,000.00	0.00	22,164.30	0.00	0.00	22,164.30	150,714,000.00
X-C	12591TAN6	1.501475%	70,719,814.00	55,807,481.89	0.00	69,827.95	0.00	0.00	69,827.95	55,811,545.71
Notional SubTotal			927,464,814.00	627,957,175.75	0.00	465,963.10	0.00	0.00	465,963.10	626,713,981.89

Deal Distribution Total					1,247,257.68	2,550,970.88	0.00	(4,063.82)	3,798,228.56

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The Class A-M, Class B, and Class C certificates represent their respective Regular Interests. All, a portion, or none of these Regular Interests may actually be held in the Exchangeable Class PEZ. See page 5 for current details on the PEZ class.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12591TAA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12591TAB2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12591TAC0	454.74082211	17.92938518	1.33693797	0.00000000	0.00000000	0.00000000	0.00000000	19.26632315	436.81143693
A-3	12591TAD8	560.52905356	0.00000000	1.74090981	0.00000000	0.00000000	0.00000000	0.00000000	1.74090981	560.52905356
A-4	12591TAE6	1,000.00000000	0.00000000	3.33833333	0.00000000	0.00000000	0.00000000	0.00000000	3.33833333	1,000.00000000
A-M	12591TAG1	1,000.00000000	0.00000000	3.49833327	0.00000000	0.00000000	0.00000000	0.00000000	3.49833327	1,000.00000000
B	12591TAH9	1,000.00000000	0.00000000	3.83250000	0.00000000	0.00000000	0.00000000	0.00000000	3.83250000	1,000.00000000
C	12591TAK2	1,000.00000000	0.00000000	4.16789590	0.00000000	0.00000000	0.00000000	0.00000000	4.16789590	1,000.00000000
D	12591TAQ9	1,000.00000000	0.00000000	4.16789571	0.00000000	0.00000000	0.00000000	0.00000000	4.16789571	1,000.00000000
E	12591TAS5	1,000.00000000	0.00000000	2.91666654	0.00000000	0.00000000	0.00000000	0.00000000	2.91666654	1,000.00000000
F	12591TAU0	1,000.00000000	0.00000000	1.90555891	1.01110747	1.41364585	0.00000000	0.00000000	1.90555891	1,000.00000000
G	12591TAW6	556.45535203	0.00000000	0.00000000	1.62299491	61.70217860	0.00000000	(0.12087215)	0.00000000	556.57622418
V	12591TAY2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12591TBA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12591TBC9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12591TAF3	596.90820072	0.00000000	0.52968050	0.00000000	0.00000000	0.00000000	0.00000000	0.52968050	595.14162435
X-B	12591TAL0	1,000.00000000	0.00000000	0.14706198	0.00000000	0.00000000	0.00000000	0.00000000	0.14706198	1,000.00000000
X-C	12591TAN6	789.13502077	0.00000000	0.98738877	0.00000000	0.00000000	0.00000000	0.00000000	0.98738877	789.19248444

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	93,004.09	0.00	93,004.09	0.00	0.00	0.00	93,004.09	0.00
A-3	09/01/21 - 09/30/21	30	0.00	278,545.57	0.00	278,545.57	0.00	0.00	0.00	278,545.57	0.00
A-4	09/01/21 - 09/30/21	30	0.00	812,253.22	0.00	812,253.22	0.00	0.00	0.00	812,253.22	0.00
A-M	09/01/21 - 09/30/21	30	0.00	198,726.32	0.00	198,726.32	0.00	0.00	0.00	198,726.32	0.00
B	09/01/21 - 09/30/21	30	0.00	253,266.93	0.00	253,266.93	0.00	0.00	0.00	253,266.93	0.00
C	09/01/21 - 09/30/21	30	0.00	140,124.66	0.00	140,124.66	0.00	0.00	0.00	140,124.66	0.00
D	09/01/21 - 09/30/21	30	0.00	212,604.36	0.00	212,604.36	0.00	0.00	0.00	212,604.36	0.00
E	09/01/21 - 09/30/21	30	0.00	74,389.58	0.00	74,389.58	0.00	0.00	0.00	74,389.58	0.00
F	09/01/21 - 09/30/21	30	4,667.03	33,815.83	0.00	33,815.83	11,722.78	0.00	0.00	22,093.05	16,389.81
G	09/01/21 - 09/30/21	30	2,019,911.06	54,566.41	0.00	54,566.41	54,566.41	0.00	0.00	0.00	2,074,477.47
X-A	09/01/21 - 09/30/21	30	0.00	373,970.85	0.00	373,970.85	0.00	0.00	0.00	373,970.85	0.00
X-B	09/01/21 - 09/30/21	30	0.00	22,164.30	0.00	22,164.30	0.00	0.00	0.00	22,164.30	0.00
X-C	09/01/21 - 09/30/21	30	0.00	69,827.95	0.00	69,827.95	0.00	0.00	0.00	69,827.95	0.00
Totals			2,024,578.09	2,617,260.07	0.00	2,617,260.07	66,289.19	0.00	0.00	2,550,970.88	2,090,867.28

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-M (Cert)	12591TAG1	4.198000%	56,806,000.00	56,806,000.00	0.00	198,726.32	0.00	0.00	198,726.32	56,806,000.00
A-M (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12591TAH9	4.599000%	66,084,000.00	66,084,000.00	0.00	253,266.93	0.00	0.00	253,266.93	66,084,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12591TAK2	5.001475%	33,620,000.00	33,620,000.00	0.00	140,124.66	0.00	0.00	140,124.66	33,620,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			156,510,000.03	156,510,000.00	0.00	592,117.91	0.00	0.00	592,117.91	156,510,000.00

Exchangeable Certificate Details
PEZ	12591TAJ5	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 5 of 28

Additional Information
Total Available Distribution Amount (1)	3,798,228.56
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,643,334.59	Master Servicing Fee	22,600.54
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,339.14
Interest Adjustments	0.00	Trustee Fee	225.02
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	261.65
ARD Interest	0.00	Operating Advisor Fee	648.16
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	26,074.51
Total Interest Collected	2,643,334.59

Principal		Expenses/Reimbursements
Scheduled Principal	1,243,193.86	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	50,548.53
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	15,740.66
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	4,063.82	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,247,257.68	Total Expenses/Reimbursements	66,289.19

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,550,970.88
Excess Liquidation Proceeds	0.00	Principal Distribution	1,247,257.68
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,798,228.56
Total Funds Collected	3,890,592.27	Total Funds Distributed	3,890,592.26

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	627,957,175.75	627,957,175.75	Beginning Certificate Balance	627,957,175.75
(-) Scheduled Principal Collections	1,243,193.86	1,243,193.86	(-) Principal Distributions	1,247,257.68
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	(4,063.82)
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	(4,063.82)
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	(4,063.82)	(4,063.82)	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	626,713,981.89	626,713,981.89	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	629,660,818.48	629,660,818.48	Ending Certificate Balance	626,713,981.89
Ending Actual Collateral Balance	628,556,841.99	628,556,841.99

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	16,009,718.99	2.55%	38	4.8852	NAP	Defeased	3	16,009,718.99	2.55%	38	4.8852	NAP
	9,999,999 or less	18	89,183,799.65	14.23%	31	5.1941	1.400533	1.29 or less	16	272,878,999.88	43.54%	28	5.1462	0.704592
10,000,000 to 24,999,999		10	162,314,849.04	25.90%	29	5.0110	1.554551	1.30 to 1.39	2	12,594,121.10	2.01%	28	5.0975	1.322168
25,000,000 to 39,999,999		2	70,851,964.83	11.31%	28	5.6375	0.333513	1.40 to 1.49	3	80,973,789.06	12.92%	27	5.4470	1.483157
40,000,000 to 49,999,999		1	41,651,093.84	6.65%	28	4.6500	1.222000	1.50 to 1.59	1	24,547,064.51	3.92%	29	4.8200	1.579500
50,000,000 to 59,999,999		2	102,130,874.93	16.30%	29	4.6041	1.335264	1.60 to 1.69	2	55,835,812.10	8.91%	29	4.6603	1.617045
	60,000,000 or greater	2	144,571,680.61	23.07%	28	5.1713	2.139138	1.70 to 1.99	3	21,755,614.45	3.47%	29	4.7858	1.744536
	Totals	38	626,713,981.89	100.00%	29	5.0514	1.471031	2.00 or greater	8	142,118,861.80	22.68%	30	4.8927	2.824104
								Totals	38	626,713,981.89	100.00%	29	5.0514	1.471031
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	4	16,009,718.99	2.55%	38	4.8852	NAP
							Defeased	4	16,009,718.99	2.55%	38	4.8852	NAP
Alabama	22	5,112,200.19	0.82%	30	4.8999	2.841300
							Industrial	19	11,874,292.22	1.89%	27	5.5823	1.279446
Arkansas	1	2,646,633.23	0.42%	28	4.8100	1.489100
							Lodging	6	72,632,751.74	11.59%	29	5.5146	(0.391245)
California	4	32,127,695.53	5.13%	28	4.9943	2.919710
							Mixed Use	4	96,017,196.83	15.32%	28	4.8525	2.505434
Colorado	1	4,095,446.12	0.65%	29	5.3300	(0.094200)
							Mobile Home Park	1	12,014,891.81	1.92%	29	4.8200	1.407100
Connecticut	1	39,850,229.24	6.36%	29	5.5700	(0.394100)
							Multi-Family	8	73,721,277.75	11.76%	31	5.0054	1.598900
Florida	6	7,329,169.79	1.17%	28	5.3433	1.918215
							Office	21	84,612,855.38	13.50%	28	5.0478	1.519492
Georgia	5	75,922,158.32	12.11%	28	4.8635	1.561604
							Other	2	6,958,117.84	1.11%	27	5.5860	1.496700
Illinois	2	10,020,518.52	1.60%	28	4.9800	1.324600
							Retail	121	252,872,879.41	40.35%	28	4.9903	1.567142
Kansas	3	1,251,984.83	0.20%	30	6.1000	1.694600
							Totals	186	626,713,981.89	100.00%	29	5.0514	1.471031
Louisiana	58	20,912,262.93	3.34%	29	4.9620	1.747246

Massachusetts	2	93,521,954.62	14.92%	28	4.7923	2.530519

Michigan	6	16,330,067.72	2.61%	40	5.1256	1.758089

Mississippi	9	1,943,730.89	0.31%	30	4.8999	2.841300

Missouri	5	23,946,491.59	3.82%	28	5.2412	1.124877

New York	5	87,497,561.13	13.96%	29	4.8118	1.129618

North Carolina	9	45,132,228.97	7.20%	27	5.5219	1.439548

Ohio	3	5,584,177.23	0.89%	27	5.1100	1.276700

Pennsylvania	34	52,257,331.36	8.34%	28	5.3706	1.227903

Rhode Island	1	41,651,093.84	6.65%	28	4.6500	1.222000

South Carolina	3	21,429,162.26	3.42%	28	5.4804	2.173749

Texas	2	22,142,164.67	3.53%	29	5.3448	(0.621220)

Totals	186	626,713,981.89	100.00%	29	5.0514	1.471031

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	16,009,718.99	2.55%	38	4.8852	NAP	Defeased	3	16,009,718.99	2.55%	38	4.8852	NAP
	4.9999% or less	16	344,611,630.79	54.99%	29	4.7443	1.746402	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% to 5.2499%	4	51,681,255.17	8.25%	28	5.0843	2.043767	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.2500% to 5.9999%	14	210,436,325.08	33.58%	28	5.5390	0.870565	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	6.0000% or greater	1	3,975,051.86	0.63%	30	6.1000	1.694600	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	38	626,713,981.89	100.00%	29	5.0514	1.471031	49 months or greater	35	610,704,262.90	97.45%	29	5.0557	1.469434
								Totals	38	626,713,981.89	100.00%	29	5.0514	1.471031
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	13,094,834.91	2.09%	27	4.9712	NAP	Defeased	2	13,094,834.91	2.09%	27	4.9712	NAP
	60 months or less	34	607,789,378.82	96.98%	28	5.0584	1.460302	Interest Only	1	6,000,000.00	0.96%	29	4.9500	0.747600
61 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	120 months or less	0	0.00	0.00%	0	0.0000	0.000000
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	121 months or greater	33	601,789,378.82	96.02%	28	5.0595	1.467408
	Totals	36	620,884,213.73	99.07%	28	5.0566	1.461259	Totals	36	620,884,213.73	99.07%	28	5.0566	1.461259
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Defeased	1	2,914,884.08	0.47%	89	4.4990	NAP
	Defeased	3	16,009,718.99	2.55%	38	4.8852	NAP	120 months or less	1	2,914,884.08	0.47%	89	4.4990	3.373500
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	33	598,784,000.30	95.54%	29	5.0482	1.479192	Totals	2	5,829,768.16	0.93%	89	4.4990	2.511750
	13 to 24 months	2	11,920,262.60	1.90%	29	5.4352	0.979280
	Totals	38	626,713,981.89	100.00%	29	5.0514	1.471031
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	301761001	MU	Cambridge	MA	Actual/360	4.820%	314,830.60	121,645.59	0.00	N/A	02/06/24	--	78,381,062.18	78,259,416.59	10/06/21
4	28000409	Various Various		Various	Actual/360	5.586%	309,138.99	97,830.51	0.00	N/A	01/06/24	--	66,410,094.53	66,312,264.02	10/06/21
5	28000430	RT	Atlanta	GA	Actual/360	4.550%	197,051.04	108,745.27	0.00	N/A	03/06/24	--	51,969,505.51	51,860,760.24	10/06/21
6	301761006	RT	Bronx	NY	Actual/360	4.660%	195,618.70	103,798.37	0.00	N/A	03/06/24	--	50,373,913.06	50,270,114.69	10/06/21
7	656100211	OF	Providence	RI	Actual/360	4.650%	161,734.15	86,751.23	0.00	N/A	02/06/24	--	41,737,845.07	41,651,093.84	10/06/21
8	301761008	LO	Hartford	CT	Actual/360	5.570%	185,306.51	72,178.39	0.00	N/A	03/05/24	--	39,922,407.63	39,850,229.24	10/05/20
9	28001410	Various Various		PA	Actual/360	5.724%	148,115.00	47,999.20	0.00	N/A	01/06/24	--	31,049,734.79	31,001,735.59	10/06/21
11	28000438	MF	New York	NY	Actual/360	4.820%	98,770.96	43,215.27	0.00	N/A	03/06/24	--	24,590,279.78	24,547,064.51	10/06/21
12	28000426	RT	Various	Various	Actual/360	4.900%	79,944.61	100,470.93	0.00	N/A	04/01/24	--	19,578,631.75	19,478,160.82	10/01/21
13	301761013	MF	Saint Louis	MO	Actual/360	5.160%	94,255.96	42,404.67	0.00	N/A	02/06/24	--	21,919,991.32	21,877,586.65	10/06/21
14	28000428	LO	Houston	TX	Actual/360	5.350%	81,667.74	34,203.10	0.00	N/A	03/06/24	--	18,317,996.90	18,283,793.80	04/06/20
15	28000417	RT	Various	Various	Actual/360	5.344%	74,113.09	31,356.51	0.00	N/A	02/06/24	--	16,642,160.12	16,610,803.61	10/06/21
16	28000423	RT	Framingham	MA	Actual/360	4.650%	59,230.51	22,755.74	0.00	03/06/24	03/06/39	--	15,285,293.77	15,262,538.03	10/06/21
17	656100207	OF	San Francisco	CA	Actual/360	5.020%	50,942.02	19,541.82	0.00	N/A	02/06/24	--	12,177,375.89	12,157,834.07	10/06/21
18	28000419	RT	Los Angeles	CA	Actual/360	5.000%	50,337.94	19,448.87	0.00	N/A	02/06/24	--	12,081,106.09	12,061,657.22	10/06/21
19	28000440	MH	Norristown	PA	Actual/360	4.820%	48,329.72	17,404.65	0.00	N/A	03/06/24	--	12,032,296.46	12,014,891.81	10/06/21
20	656100213	Various Downers Grove		IL	Actual/360	4.980%	41,667.85	19,926.15	0.00	N/A	02/06/24	--	10,040,444.67	10,020,518.52	10/06/21
21	28000442	RT	Stroudsburg	PA	Actual/360	4.900%	37,798.49	16,070.27	0.00	N/A	03/06/24	--	9,256,774.23	9,240,703.96	10/06/21
23	656100219	MF	Syracuse	NY	Actual/360	5.040%	35,155.93	16,344.25	0.00	N/A	03/06/24	--	8,370,458.86	8,354,114.61	10/06/21
24	656100214	MF	New Orleans	LA	Actual/360	4.960%	35,401.14	14,830.55	0.00	N/A	02/06/24	--	8,564,791.86	8,549,961.31	05/06/20
25	28000421	MF	Rock Hill	SC	Actual/360	5.292%	34,019.83	14,525.87	0.00	N/A	03/06/24	--	7,714,247.55	7,699,721.68	10/06/21
27	28000439	LO	Ithaca	NY	Actual/360	5.800%	32,375.54	18,005.33	0.00	N/A	03/06/24	--	6,698,387.26	6,680,381.93	09/06/20
28	301761028	MU	Claremont	CA	Actual/360	4.810%	26,729.42	13,453.73	0.00	N/A	03/06/24	--	6,668,462.22	6,655,008.49	10/06/21
29	301761029	OF	Columbus	OH	Actual/360	5.110%	23,825.97	10,962.15	0.00	N/A	01/05/24	--	5,595,139.38	5,584,177.23	10/05/21
30	28000420	Various Various		MI	Actual/360	5.400%	25,254.46	10,402.75	0.00	N/A	03/06/24	--	5,612,103.14	5,601,700.39	10/06/21
31	301761031	MF	Various	MI	Actual/360	4.970%	21,744.72	10,354.66	0.00	N/A	03/06/24	--	5,250,235.33	5,239,880.67	10/06/21
32	28000434	RT	New York	NY	Actual/360	4.950%	24,750.00	0.00	0.00	N/A	03/06/24	--	6,000,000.00	6,000,000.00	10/06/21
35	301761035	MF	Sarasota	FL	Actual/360	4.850%	19,200.11	9,822.94	0.00	N/A	10/05/23	--	4,750,543.24	4,740,720.30	10/05/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
37	28000427	RT	Various	Various	Actual/360	6.100%	20,294.26	17,260.77	0.00	N/A	04/01/24	--	3,992,312.63	3,975,051.86	10/01/21
38	28000432	MF	Birmingham	MI	Actual/360	4.499%	11,030.43	27,216.68	0.00	N/A	03/06/29	--	2,942,100.76	2,914,884.08	10/06/21
39	28000431	RT	Bloomfield	MI	Actual/360	4.499%	11,030.43	27,216.68	0.00	N/A	03/06/29	--	2,942,100.76	2,914,884.08	10/06/21
40	28000422	LO	Loveland	CO	Actual/360	5.330%	18,224.73	7,683.63	0.00	N/A	03/06/24	--	4,103,129.75	4,095,446.12	10/06/21
42	301761042	LO	Melbourne	FL	Actual/360	5.420%	16,862.78	10,556.58	0.00	N/A	02/05/24	--	3,733,457.23	3,722,900.65	10/05/21
43	301761043	RT	Colleyville	TX	Actual/360	5.320%	17,138.03	7,350.05	0.00	N/A	01/05/24	--	3,865,720.92	3,858,370.87	10/05/21
45	301761045	MF	Crawfordville	FL	Actual/360	5.354%	12,928.26	5,451.75	0.00	N/A	02/05/24	--	2,897,630.60	2,892,178.85	10/05/21
46	28000415	OF	Southfield	MI	Actual/360	5.555%	11,946.93	7,191.74	0.00	N/A	02/06/24	--	2,580,794.32	2,573,602.58	10/06/21
47	301761047	RT	Hot Springs	AR	Actual/360	4.810%	10,630.20	5,390.53	0.00	N/A	02/05/24	--	2,652,023.76	2,646,633.23	10/05/21
48	301761048	OF	El Centro	CA	Actual/360	5.670%	5,937.54	3,426.68	0.00	N/A	03/05/24	--	1,256,622.43	1,253,195.75	10/05/21
Totals							2,643,334.59	1,243,193.86	0.00				627,957,175.75	626,713,981.89
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	35,937,121.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	7,506,485.00	3,870,358.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	1,569,364.92	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,448,146.45	1,946,981.26	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,017,719.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	(202,548.00)	0.00	--	--	--	0.00	0.00	256,989.20	3,085,733.37	439,228.52	0.00
9	12,552,145.61	6,112,899.81	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,726,315.96	681,582.29	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	10,191,911.00	2,928,042.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,612,411.58	905,153.61	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	(1,086,661.16)	0.00	--	--	09/07/21	3,394,800.99	444,642.63	77,916.70	1,618,394.22	126,336.67	0.00
15	1,684,475.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,802,370.65	901,185.81	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,504,367.69	1,340,455.34	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,262,343.73	1,330,150.58	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,159,021.66	560,472.17	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,394,518.88	579,958.68	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	611,977.84	0.00	--	--	--	0.00	0.00	0.00	0.00	220,852.88	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	159,592.00	0.00	--	--	02/08/21	8,347,205.28	54,921.21	35,949.46	792,775.45	145,649.33	0.00
25	1,713,565.76	1,017,226.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	316,560.00	07/01/19	06/30/20	--	0.00	8,345.27	50,074.42	642,875.05	135,380.43	0.00
28	938,967.53	619,917.77	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	572,880.50	365,695.75	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	555,531.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	890,537.00	361,673.00	01/01/20	06/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
32	433,921.78	112,895.69	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
37	862,188.00	403,214.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,576,582.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	39,058.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	643,755.13	356,413.51	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	385,544.00	194,548.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	652,043.58	344,842.29	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	357,570.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	292,837.50	146,419.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	216,742.00	110,387.40	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	98,413,439.98	27,076,398.58				11,742,006.27	507,909.11	420,929.78	6,139,778.09	1,067,447.83	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/13/21	0	0.00	0	0.00	4	73,364,366.28	0	0.00	1	18,283,793.80	0	0.00	0	0.00	0	0.00	5.051366%	4.972277%	29
09/13/21	0	0.00	0	0.00	4	73,503,583.65	0	0.00	1	18,317,996.90	0	0.00	0	0.00	0	0.00	5.051302%	4.970578%	30
08/12/21	0	0.00	0	0.00	4	73,631,041.07	0	0.00	1	18,349,333.38	0	0.00	0	0.00	1	1,417,234.30	5.051235%	4.970511%	31
07/12/21	0	0.00	1	4,117,185.18	5	82,283,758.66	0	0.00	1	18,380,526.16	0	0.00	0	0.00	0	0.00	5.047708%	4.964519%	32
06/11/21	1	4,124,772.67	0	0.00	5	82,441,176.73	0	0.00	1	18,414,299.91	0	0.00	0	0.00	0	0.00	5.047644%	4.964454%	33
05/12/21	0	0.00	0	0.00	6	86,717,286.47	1	18,445,194.76	0	0.00	0	0.00	0	0.00	0	0.00	5.047577%	4.964386%	34
04/12/21	0	0.00	0	0.00	6	86,880,414.84	1	18,478,681.48	0	0.00	0	0.00	0	0.00	1	69,017,715.26	5.047514%	4.964322%	35
03/12/21	0	0.00	1	4,146,119.64	5	82,884,179.40	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.034603%	4.953960%	36
02/12/21	1	4,154,804.03	0	0.00	5	83,063,697.19	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.034559%	4.953913%	37
01/12/21	0	0.00	1	4,161,611.75	5	83,205,211.56	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.034503%	4.953856%	38
12/11/20	0	0.00	2	11,020,739.10	4	76,493,721.29	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.034448%	4.953799%	39
11/13/20	2	11,045,278.32	0	0.00	4	76,629,208.65	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.034397%	4.953746%	40
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
8	301761008	10/05/20	11	6	256,989.20	3,085,733.37	448,028.52	40,664,462.38	06/26/20	13
14	28000428	04/06/20	17	6	77,916.70	1,618,394.22	1,276,466.11	18,855,535.47	12/13/19	7			06/01/21
24	656100214	05/06/20	16	6	35,949.46	792,775.45	173,610.25	8,784,689.62	03/27/18	13
27	28000439	09/06/20	12	6	50,074.42	642,875.05	395,878.94	6,902,539.00	03/27/20	13
Totals					420,929.78	6,139,778.09	2,293,983.82	75,207,226.47
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		4,740,720	4,740,720	0		0
25 - 36 Months		600,880,955	527,516,589	55,080,572		18,283,794
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		21,092,306	21,092,306	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	626,713,982	553,349,616	0	0	55,080,572	18,283,794
Sep-21	627,957,176	554,453,592	0	0	55,185,587	18,317,997
Aug-21	629,106,471	555,475,429	0	0	55,281,708	18,349,333
Jul-21	638,776,683	552,375,739	0	4,117,185	63,903,233	18,380,526
Jun-21	640,025,145	553,459,196	4,124,773	0	64,026,877	18,414,300
May-21	641,178,069	554,460,782	0	0	68,272,092	18,445,195
Apr-21	642,416,079	555,535,664	0	0	68,401,733	18,478,681
Mar-21	712,670,366	625,640,067	0	4,146,120	82,884,179	0
Feb-21	714,202,441	626,983,940	4,154,804	0	83,063,697	0
Jan-21	715,427,123	628,060,300	0	4,161,612	83,205,212	0
Dec-20	716,646,552	629,132,092	0	11,020,739	76,493,721	0
Nov-20	717,961,541	630,287,054	11,045,278	0	76,629,209	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
8	301761008	39,850,229.24	40,664,462.38	59,900,000.00	03/19/21	(1,217,895.00)	(0.39410)	12/31/20	03/05/24	268
14	28000428	18,283,793.80	18,855,535.47	14,800,000.00	06/23/21	(1,398,521.16)	(1.00580)	12/31/20	03/06/24	268
24	656100214	8,549,961.31	8,784,689.62	7,350,000.00	06/24/21	152,592.00	0.25310	12/31/20	02/06/24	268
27	28000439	6,680,381.93	6,902,539.00	10,600,000.00	07/05/21	250,025.00	0.41350	06/30/20	03/06/24	208
40	28000422	4,095,446.12	4,095,446.12	7,700,000.00	12/01/13	(29,291.00)	(0.09420)	12/31/20	03/06/24	268
Totals		77,459,812.40	79,302,672.59	100,350,000.00		(2,243,090.16)

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
8	301761008	LO	CT	06/26/20	13

Loan was transferred for Imminent Default as a result of the Covid-19 pandemic. Largest demand drivers for the property include group and meeting due to proximity to downtown. Special servicer is dual tracking settlement discussions and

	enforcement of len ders rights.

14	28000428	LO	TX	12/13/19	7
	Loan transferred to SS 12/13/2019. Foreclosure sale completed 6/1/2021. Evaluating business plan. Asset Management working with property manager to stabilize ADR, occupancy and RevPAR.

24	656100214	MF	LA	03/27/18	13

Counsel has been engaged and a demand letter has been issued. Borrower has requested relief due to the impact of COVID-19 on the Property. Special Servicer has received approval on Borrowers revised COVID-19 request and is working to document with counse l. Special Servicer has reached out to Borrower for an update on possible Hurricane Ida damage. Borrower has renegotiated Borrowers COVID-19 request and Special Servicer is evaluating options.

27	28000439	LO	NY	03/27/20	13
	Special Servicer has sent a Notice of Default and is seeking the appointment of a receiver. The matter has been stayed by the court and special servicer is assessing next steps.

40	28000422	LO	CO	06/11/20	8
	There is no comment provided for this loan.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
2	301761002 03/12/19	75,000,000.00	211,000,000.00	76,111,623.73	819,380.03	76,111,623.73	75,292,243.70	0.00	0.00	0.00	0.00	0.00%
10	28000441 03/12/19	26,965,688.72	44,700,000.00	27,105,983.97	140,295.25	27,105,983.97	26,965,688.72	0.00	0.00	0.00	0.00	0.00%
22	301481013 08/12/21	8,525,858.93	11,510,000.00	2,182,258.37	746,089.14	2,182,258.37	1,436,169.23	7,089,689.70	(467.87)	(467.87)	7,090,157.57	70.90%
33	28000424 11/13/19	5,241,572.78	3,160,000.00	1,252,830.26	701,716.34	1,252,830.26	551,113.92	4,690,458.86	2,709.82	159,239.42	4,531,219.44	75.52%
41	301761041 08/10/18	4,103,474.37	1,700,000.00	1,794,858.09	1,082,755.40	1,794,858.09	712,102.69	3,391,371.68	1,821.87	104,480.26	3,286,891.42	71.45%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		119,836,594.80	272,070,000.00	108,447,554.42	3,490,236.16	108,447,554.42	104,957,318.26	15,171,520.24	4,063.82	263,251.81	14,908,268.43

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	12/12/19	0.00	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2	301761002	03/12/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	28000441	03/12/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22	301481013	10/13/21	0.00	0.00	7,090,157.57	0.00	0.00	467.87	0.00	0.00	7,090,157.57
		08/12/21	0.00	0.00	7,089,689.70	0.00	0.00	7,089,689.70	0.00	0.00
33	28000424	10/13/21	0.00	0.00	4,531,219.44	0.00	0.00	(2,709.82)	0.00	0.00	4,531,219.44
		05/12/20	0.00	0.00	4,533,929.26	0.00	0.00	(84,007.06)	0.00	0.00
		12/12/19	0.00	0.00	4,617,936.32	0.00	0.00	(72,522.54)	0.00	0.00
		11/13/19	0.00	0.00	4,690,458.86	0.00	0.00	4,690,458.86	0.00	0.00
41	301761041	10/13/21	0.00	0.00	3,286,891.42	0.00	0.00	(1,821.87)	0.00	0.00	3,184,658.16
		05/12/20	0.00	0.00	3,288,713.29	0.00	0.00	(2,658.39)	0.00	0.00
		09/12/19	0.00	0.00	3,291,371.68	0.00	0.00	(100,000.00)	0.00	0.00
		08/10/18	0.00	0.00	3,391,371.68	0.00	0.00	3,391,371.68	0.00	(102,233.26)
Current Period Totals			0.00	0.00	0.00	0.00	0.00	(4,063.82)	0.00	0.00	(4,063.82)
Cumulative Totals			0.00	0.01	14,908,268.43	0.00	0.00	14,908,268.43	0.00	(102,233.26)	14,806,035.17

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
8	0.00	0.00	8,317.17	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	3,816.25	0.00	0.00	36,658.14	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	1,784.33	0.00	0.00	13,890.39	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	1,395.50	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	427.41	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	15,740.66	0.00	0.00	50,548.53	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		66,289.19

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Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 28 of 28